Average Annual Total Returns - Al Frank Fund		12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	9.17%	[1]
Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	9.14%	[1]
Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.71%	11.18%	10.46%	7.95%	[1]
Al Frank Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]	23.54%	11.54%	11.68%	10.63%
Performance Inception Date		Apr. 30, 2006
Al Frank Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.18%	9.57%	9.69%	9.30%
Al Frank Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.60%	8.86%	9.12%	9.00%

[1]	Advisor Class shares of the Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Fund’s former Investor Class shares and adjusted to reflect the lower operating expenses of Advisor Class shares. Unadjusted Investor Class performance would have been lower.